Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	$ 43	$ 155
Transfers from Level 2 to Level 1	530	433
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	7,414
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	212	0
Transfers from Level 2 to Level 1	0	0
Financial investments
Assets
Transfers from Level 1 to Level 2	5,421	4,514
Transfers from Level 2 to Level 1	4,774	7,764
Trading assets
Assets
Transfers from Level 1 to Level 2	3,601	3,891
Transfers from Level 2 to Level 1	2,381	5,517
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	150	245
Transfers from Level 2 to Level 1	645	328
Derivatives
Assets
Transfers from Level 1 to Level 2	103	0
Transfers from Level 2 to Level 1	$ 0	$ 1